SUBSEQUENT EVENTS (Details 2) (USD $)	6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended					0 Months Ended					12 Months Ended					6 Months Ended			6 Months Ended				0 Months Ended								6 Months Ended								6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2011 Series E Cumulative Convertible Preferred Stock	Jun. 30, 2013 Series D Cumulative Preferred Stock	Dec. 31, 2012 Series D Cumulative Preferred Stock	Dec. 31, 2011 Series D Cumulative Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Jan. 17, 2013 Officers, executives, and employees	Jan. 17, 2013 Board members	Jan. 17, 2013 Stock Option Term 10 Years Officers, executives, and employees	Jan. 17, 2013 Stock Option Term 5 Years Officers, executives, and employees	Apr. 02, 2012 Eureka Hunter Holdings, LLC Series A Preferred Stock	Dec. 31, 2012 Ridgeline Eureka Hunter Holdings, LLC Series A Preferred Stock	Apr. 11, 2013 Ridgeline Eureka Hunter Holdings, LLC Series A Preferred Stock	Aug. 07, 2013 Subsequent event	Jan. 17, 2013 Subsequent event	Dec. 31, 2012 Subsequent event	Jun. 13, 2013 Subsequent event Series E Cumulative Convertible Preferred Stock	Jun. 13, 2013 Subsequent event Series D Cumulative Preferred Stock	Jan. 17, 2013 Subsequent event Series D Cumulative Preferred Stock	Jun. 13, 2013 Subsequent event Maximum Series E Cumulative Convertible Preferred Stock	Jun. 13, 2013 Subsequent event Maximum Series D Cumulative Preferred Stock	Jun. 13, 2013 Subsequent event Minimum Series E Cumulative Convertible Preferred Stock	Jun. 13, 2013 Subsequent event Minimum Series D Cumulative Preferred Stock	Jul. 30, 2013 Subsequent event Eureka Hunter Holdings, LLC Series A Preferred Stock	Jul. 25, 2013 Subsequent event Eureka Hunter Holdings, LLC Series A Preferred Stock	Jun. 30, 2013 Subsequent event Eureka Hunter Holdings, LLC Series A Preferred Stock	Jun. 13, 2013 Subsequent event Eureka Hunter Holdings, LLC Series A Preferred Stock	Apr. 11, 2013 Subsequent event Eureka Hunter Holdings, LLC Series A Preferred Stock	Apr. 11, 2013 Subsequent event Ridgeline Eureka Hunter Holdings, LLC Series A Preferred Stock	Dec. 31, 2012 Revolving Credit Facility [Member]	Jun. 30, 2013 Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member]	Jun. 30, 2013 Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event	Aug. 07, 2013 Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event	Aug. 06, 2013 Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event	Aug. 07, 2013 Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event Maximum	Aug. 06, 2013 Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event Maximum	Aug. 07, 2013 Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event Minimum	Aug. 06, 2013 Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event Minimum	Jun. 30, 2013 Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event Eureka Hunter Holdings, LLC	Jun. 30, 2013 Fiscal Quarter Ending March 31, 2014 [Member] Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event	Jun. 30, 2013 Fiscal Period Ending December 31, 2014 [Member] Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event	Jun. 30, 2013 Fiscal Quarter Ending September 30, 2013 [Member] Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event	Jun. 30, 2013 Fiscal Quarter Ending December 31, 2013 [Member] Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event
Jun. 30, 2013
Fiscal Period Starting March 31, 2014 and Thereafter [Member]
Revolving Credit Facility [Member]
Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member]
Subsequent event
																																																					Jun. 30, 2013 Period August 1, 2013 and Thereafter [Member] Revolving Credit Facility [Member] Eighteenth Amendment to Second Amended and Restated Credit Agreement [Member] Subsequent event
SUBSEQUENT EVENTS
Stock issued (in shares)									216,068	2,771,263	1,437,558														27,906	216,068
Stocks issued, price (in dollars per share)																												$ 24.25	$ 46.02	$ 24.20	$ 44.54
Proceeds from stock issuance	$ 10,181,000	$ 50,883,000	$ 144,635,000	$ 94,764,000	$ 63,444,000				$ 9,600,000	$ 122,500,000										$ 148,600,000					$ 663,000	$ 9,600,000
Preferred Stock, shares outstanding						3,722	3,705	0	4,424,889	4,208,821	1,437,558		7,672,892												3,721,556	4,424,889
Grants (in shares)															3,942,575	420,000	3,080,000	862,575
Exercise price (in dollars per share)															$ 4.16
Expiration period (in years)																10 years	10 years	5 years
Vesting period (in years)															3 years
Vesting rights (as a percent)															25.00%
Common stock, shares authorized (shares)	350,000,000		250,000,000	250,000,000																				250,000,000			350,000,000
Number of shares authorized under stock incentive plan (shares)	27,500,000		20,000,000																				27,500,000	20,000,000
Preferred Stock, shares issued												8,902,326	7,672,892	0					622,641	7,590,000	1,000,000												88,901		229,434		1,000,000
Value of common units issued related to acquisitions																			12,500,000		19,800,000												1,800,000		4,600,000		19,800,000
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	10,424,000	9,531,000	26,839,000	14,007,000	2,492,000																											1,800,000
Ownership percentage (percent)																																		39.90%		39.50%
Debt Instrument Covenant Consolidated Debt To Consolidated Earnings Before Interest Taxes Depreciation Amortization Exploration Expenses																																								2.00								4.50	4.25
Debt Instrument Covenant Consolidated Earnings Before Interest Taxes Depreciation Amortization Exploration Expenses To Consolidated Interest Expense Ratio																																																		2.00	2.25	2.50
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures																																															32,000,000
Line of Credit Facility, Current Borrowing Capacity	265,000,000																																					337,500,000									75,000,000
Senior Note Basket, After Amendment																																								600,000,000
Senior Note Basket, Prior to Amendment																																								800,000,000
Investment Basket for Unrestricted Subsidiaries																																							7,500,000		12,500,000	7,500,000
Investment Basket For Unrestricted Subsidiaries After 2013 Fiscal Year																																									7,500,000
Leasehold Capital Expenditures																																																					40,000,000
Borrowing Base Limit																						$ 75,000,000
Debt Instrument Increase In Basis Points From Amendment																																									50.00%
Debt Instrument, Basis Spread on Variable Rate																																											325.00%	275.00%	250.00%	200.00%